Summary of Significant Accounting Principles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Principles [Abstract]
Schedule of Dilutive Common Stock Equivalents	The Company had the following dilutive common stock equivalents as of June 30, 2024 and 2023 which were excluded from the calculation because their effect was anti-dilutive:
	June 30, 2024	June 30, 2023
Outstanding restricted stock units	17,087	11,645
Outstanding stock options	9,071	12,117
Outstanding warrants	298,509	251,200
Common shares convertible from preferred stock	328,127	—
Total	652,794	274,962
The Company had the following dilutive common stock equivalents as of December 31, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive.
	December 31, 2023	December 31, 2022
Outstanding restricted stock units	9,615	16483
Outstanding stock options	12761	11,237
Outstanding warrants	240,950	1,200
Total	263,326	28,920